SHAREHOLDER COMPENSATION (Details) - BRL (R$) R$ in Thousands	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Dividends for the fiscal year 2022		R$ 875,008
Dividends for the fiscal year 2021			R$ 1,366,726
Dividends from previous years		49,636	40,165
Total		R$ 924,644	R$ 1,406,891
Dividends approved and proposed	R$ 1,449,097
Minimum mandatory dividend (as a percent)		25.00%
Class A and Class B Preferred shares
Current
Minimum mandatory dividend (as a percent)		10.00%
Class A preferred shares
Current
Minimum mandatory dividend (as a percent)		8.00%
Class B preferred shares
Current
Minimum mandatory dividend (as a percent)		6.00%